Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Current CEO ($)(1)	Compensation Actually Paid to Current CEO ($)(2)	Summary Compensation Table Total for Former CEO ($)(1)	Summary Compensation Actually Paid to Former CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment (4) based on:		Net Income ($ in 000’s)	Adjusted Operating Margin(6)
Year							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2024	8,777,208	14,851,421	N/A	N/A	3,766,773	4,510,333	149.17	133.76	465,690	24.2%
2023	27,966,653	26,532,662	2,796,530	2,684,241	5,528,381	4,028,868	121.38	130.87	325,129	19.8%
2022	N/A	N/A	10,529,870	9,724,702	3,425,442	3,231,790	125.27	97.55	940,524	35.3%
2021	N/A	N/A	10,233,276	13,016,105	3,328,925	4,066,077	144.14	120.41	844,245	34.3%
2020	N/A	N/A	5,432,670	7,581,756	1,891,881	2,370,415	123.02	106.29	506,421	27.9%

Company Selected Measure Name	adjusted operating margin
Named Executive Officers, Footnote	Amounts reported in the compensation columns above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2024	David P. Bozeman	Arun D. Rajan, Michael D. Castagnetto, Michael J. Short, Michael P. Zechmeister
2023	David P. Bozeman, Scott Anderson	Michael P. Zechmeister, Arun D. Rajan, Angela K. Freeman, Michael J. Short
2022	Robert C. Biesterfeld Jr.	Michael P. Zechmeister, Arun D. Rajan, Mac S. Pinkerton, Michael J. Short
2021	Robert C. Biesterfeld Jr.	Michael P. Zechmeister, Mac S. Pinkerton, Arun D. Rajan, Michael J. Short
2020	Robert C. Biesterfeld Jr.	Michael P. Zechmeister, Christopher J. O’Brien, Mac S. Pinkerton, Michael J. Short

Adjustment To PEO Compensation, Footnote	Amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. Our NEOs did not participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. Compensation Actually Paid to Current CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

2024 ($)
Compensation Reported in Summary Compensation Table for current CEO	8,777,208
Less: Value of stock and option awards reported in Summary Compensation Table	(5,610,682)
Plus: Year-end fair value of awards granted during the fiscal year that are unvested and outstanding	6,785,579
Plus: Year-end fair value of awards granted during the fiscal year that vested in the fiscal year	1,043,935
Plus: Increase (decrease) the difference between fair value from the end of the prior fiscal year to the vesting date of equity awards that were granted during a prior fiscal year that vested in this fiscal year	1,550,891
Plus: Increase (decrease) the difference between fair value of equity awards from the end of the prior fiscal year to the end of the fiscal year of equity awards that were granted during a prior fiscal year that remain unvested and outstanding during the fiscal year	2,304,490
Less: Prior fiscal year-end fair value of awards that were granted during a prior fiscal year that failed to vest during the fiscal year	—
Total Adjustments	6,074,213
Compensation Actually Paid to current CEO	$14,851,421

Non-PEO NEO Average Total Compensation Amount	$ 3,766,773	$ 5,528,381	$ 3,425,442	$ 3,328,925	$ 1,891,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,510,333	4,028,868	3,231,790	4,066,077	2,370,415
Adjustment to Non-PEO NEO Compensation Footnote	Refer above for the list of the Non-CEO NEOs included in the figures for 2020 through 2024. Average Compensation Actually Paid to Non-CEO NEOs reflects the following adjustments from Average Total Compensation reported in the Summary Compensation Table:

2024 ($)
Average Compensation Reported in Summary Compensation Table	3,766,773
Less: Value of stock and option awards reported in Summary Compensation Table	(2,194,901)
Plus: Year-end value of awards granted during the fiscal year that are unvested and outstanding	2,468,888
Plus: Year-end value of awards granted during the fiscal year that vested in the fiscal year	418,298
Plus: Increase (decrease) the difference between fair value from the end of the prior fiscal year to the vesting date of equity awards that were granted during a prior fiscal year that vested in this fiscal year	287,765
Plus: Increase (decrease) the difference between fair value from the end of the prior fiscal year to the end of the fiscal year of equity awards that were granted during a prior fiscal year that remain unvested and outstanding during the fiscal year	340,650
Less: Prior year fair value of awards that were granted during a prior fiscal year that failed to vest in the fiscal year	(577,140)
Total Adjustments	743,560
Average Compensation Actually Paid	$4,510,333

Compensation Actually Paid vs. Total Shareholder Return
(1)TSR in the above chart reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
	(2)Current CEO represents David P. Bozeman, Former CEO includes Scott Anderson and Robert C. Biesterfeld Jr.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Total Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted Operating Margin %
Total Shareholder Return Vs Peer Group	Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.Our peer group used for the TSR calculation is the Nasdaq Transportation Index, which is the industry index used to show our performance in our Form 10-K.
Tabular List, Table
The following table lists the most important financial performance measures we used to link Compensation Actually Paid to the NEOs for fiscal 2024 to our performance:
Financial Performance Measures

Adjusted Operating Margin(1)
Diluted Earnings Per Share
Adjusted Gross Profit(1)
(1)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our Annual Report on Form 10-K for the year ended December 31, 2024.

Total Shareholder Return Amount	$ 149.17	121.38	125.27	144.14	123.02
Peer Group Total Shareholder Return Amount	133.76	130.87	97.55	120.41	106.29
Net Income (Loss)	$ 465,690	$ 325,129	$ 940,524	$ 844,245	$ 506,421
Company Selected Measure Amount	0.242	0.198	0.353	0.343	0.279
PEO Name			Robert C. Biesterfeld Jr.	Robert C. Biesterfeld Jr.	Robert C. Biesterfeld Jr.
Additional 402(v) Disclosure
(1)Additional information about adjusted gross profit and adjusted operating margin, including a reconciliation to gross profit and operating margin, is available in our Annual Report on Form 10-K for the year ended December 31, 2024.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for fiscal 2024 to our company’s performance, is adjusted operating margin.
David P. Bozeman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,777,208	$ 27,966,653
PEO Actually Paid Compensation Amount	$ 14,851,421	$ 26,532,662
PEO Name	David P. Bozeman	David P. Bozeman, Scott Anderson
Scott P. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,796,530
PEO Actually Paid Compensation Amount		$ 2,684,241
PEO Name		David P. Bozeman, Scott Anderson
Robert C. Biesterfeld Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,529,870	$ 10,233,276	$ 5,432,670
PEO Actually Paid Compensation Amount			$ 9,724,702	$ 13,016,105	$ 7,581,756
PEO | David P. Bozeman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,074,213
PEO | David P. Bozeman [Member] | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,610,682)
PEO | David P. Bozeman [Member] | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,785,579
PEO | David P. Bozeman [Member] | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,935
PEO | David P. Bozeman [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,550,891
PEO | David P. Bozeman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,304,490
PEO | David P. Bozeman [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 743,560
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Margin(1)
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Gross Profit(1)
Non-PEO NEO | Value Of Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,194,901)
Non-PEO NEO | Stock Awards Unvested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,468,888
Non-PEO NEO | Stock Awards Vested, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		418,298
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		287,765
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		340,650
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (577,140)